N-6	Oct. 28, 2024 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II
Entity Central Index Key	0001359314
Entity Investment Company Type	N-6
Document Period End Date	Oct. 28, 2024
Amendment Flag	false
Variable Universal Life Plus
Prospectus:
Item 4. Fee Table [Text Block]	Update to Periodic Charges (Other than Portfolio Operating Expenses)Effective January 1, 2025, in all states/jurisdictions other than the states of California, New York, and Texas, under “Fee and Expense Tables” section, in the table titled “Periodic Charges (Other than Portfolio Operating Expenses),” under the sub-header row titled “Administrative Charge” the “Current Charge” for the Maximum Charge, Minimum Charge, and Charge for Insured Age 35, Male, Premier Non-Tobacco underwriting classification, are amended to reflect the following changes. These changes will become effective on or about March 1, 2025, in the states/jurisdictions of California, New York, and Texas.
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[7]		$33 (monthly)	$16 (monthly)
Minimum Charge[8]		$16 (monthly)	$7 (monthly)
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	$19 (monthly)	$9 (monthly)
This Supplement is dated October 28, 2024.
Periodic Charges [Table Text Block]	Update to Periodic Charges (Other than Portfolio Operating Expenses)Effective January 1, 2025, in all states/jurisdictions other than the states of California, New York, and Texas, under “Fee and Expense Tables” section, in the table titled “Periodic Charges (Other than Portfolio Operating Expenses),” under the sub-header row titled “Administrative Charge” the “Current Charge” for the Maximum Charge, Minimum Charge, and Charge for Insured Age 35, Male, Premier Non-Tobacco underwriting classification, are amended to reflect the following changes. These changes will become effective on or about March 1, 2025, in the states/jurisdictions of California, New York, and Texas.
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[7]		$33 (monthly)	$16 (monthly)
Minimum Charge[8]		$16 (monthly)	$7 (monthly)
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	$19 (monthly)	$9 (monthly)
This Supplement is dated October 28, 2024.
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Administrative Expenses, Representative Investor [Text Block]
Charge for Insured Age 35, Male, Premier Non- Tobacco underwriting classification	$19 (monthly)	$9 (monthly)

Administrative Expense, Maximum [Dollars]	$ 33
Administrative Expense, Current [Dollars]	16
Administrative Expense, Minimum [Dollars]	$ 7
Item 18. Portfolio Companies (N-6) [Text Block]	Sub-Adviser Change for Mid Cap Growth Stock PortfolioEffective October 28, 2024, J.P. Morgan Investment Management, Inc. has replaced Wellington Management Company LLP as the sub-adviser for the Mid Cap Growth Stock Portfolio. Please note that with respect to this change, some systems and forms may temporarily reference the previous sub-adviser for this Portfolio.In light of these changes, in APPENDIX A—Portfolios Available under Your Contract, the following rows in the table are amended to contain the following information.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 year
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	14.96%	10.00%	7.05%

Portfolio Companies [Table Text Block]
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 year
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	14.96%	10.00%	7.05%

Portfolio Company Name [Text Block]	Portfolio
Portfolio Company Objective [Text Block]	Investment Objective
Variable Universal Life Plus | MidCapGrowthStockPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Growth Stock Portfolio
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	7.05%